UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	7/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
July 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--34.8%	Principal Amount ($)	Value ($)

American Express Bank FSB
2.95%, 8/14/08	25,000,000	25,000,000
Australia and New Zealand Banking Group Ltd. (Yankee)
3.00%, 12/11/08	50,000,000 a	50,009,051
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
2.80%, 11/17/08	50,000,000	50,000,000
Banco Santander Puerto Rico (Yankee)
2.75% - 2.95%, 8/26/08 - 10/17/08	50,000,000	50,000,847
Bank of Scotland PLC (Yankee)
2.55%, 8/6/08	25,000,000	25,000,650
Canadian Imperial Bank of Commerce (Yankee)
2.80%, 8/6/08	50,000,000	50,000,000
Credit Agricole (London)
2.87%, 12/1/08	50,000,000	50,000,000
Mizuho Corporate Bank (Yankee)
2.52%, 8/11/08	50,000,000	50,000,000
Societe Generale (Yankee)
3.00%, 12/11/08	50,000,000	50,000,000
State Street Bank and Trust Co., Boston, MA
3.00%, 10/20/08	40,000,000	40,000,000
SunTrust Bank
3.00%, 12/16/08	50,000,000	50,000,000
Wachovia Bank, N.A.
3.05%, 12/17/08	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $515,010,548)		515,010,548
Commercial Paper--39.8%

ASB Finance Ltd.
2.78%, 9/16/08	25,000,000 a	24,912,472
Atlantic Asset Securitization LLC
2.74%, 9/22/08	40,000,000 a	39,844,000
Barclays U.S. Funding Corp.
2.65%, 9/26/08	40,000,000	39,837,289
BNP Paribas Finance Inc.
2.15%, 8/1/08	30,000,000	30,000,000
Cancara Asset Securitisation Ltd.
2.80%, 9/15/08	50,000,000 a	49,826,250
DnB NOR Bank ASA
3.04%, 10/22/08	25,000,000	24,829,451
FCAR Owner Trust, Ser. I
2.87%, 9/15/08	40,000,000	39,857,500
General Electric Capital Corp.
2.18%, 8/1/08	40,000,000	40,000,000
Landesbank Baden-Wurttemberg
2.90%, 10/7/08	50,000,000	49,732,233
Natexis Banques Populaires US Finance Co. LLC
2.97%, 10/21/08	50,000,000	49,668,125
Prudential Funding LLC
2.18%, 8/1/08	50,000,000	50,000,000
Scaldis Capital Ltd.
2.71%, 9/3/08	40,000,000 a	39,901,367
Skandinaviska Enskilda Banken AB
3.16%, 1/30/09	50,000,000	49,215,125
Swedbank (ForeningsSparbanken AB)

3.06%, 10/20/08	40,000,000	39,731,556
UniCredito Italiano Bank PLC
2.72%, 9/24/08	20,000,000 a	19,919,600
Total Commercial Paper
(cost $587,274,968)		587,274,968
Corporate Notes--16.6%

Banca Intesa SpA
2.96%, 8/14/08	25,000,000 b	25,000,000
Bank of America Corp.
2.34%, 8/1/08	50,000,000	50,000,000
Commonwealth Bank of Australia
2.48%, 8/27/08	15,000,000 b	15,000,000
General Electric Capital Corp.
2.50%, 8/27/08	25,000,000 b	25,000,000
ING Bank N.V.
3.16%, 9/17/08	40,000,000 b	40,000,000
Rabobank Nederland
2.66%, 8/16/08	25,000,000 b	25,000,000
Societe Generale
2.46%, 8/5/08	15,000,000 b	15,000,000
Svenska Handelsbanken
2.45%, 8/22/08	10,000,000 b	10,000,000
Wachovia Bank, N.A.
2.67%, 8/28/08	25,000,000 b	25,000,000
Wells Fargo & Co.
2.52%, 8/5/08	15,000,000 b	15,000,000
Total Corporate Notes
(cost $245,000,000)		245,000,000
Promissory Note--1.7%

Goldman Sachs Group Inc.
3.00%, 9/12/08
(cost $25,000,000)	25,000,000 [c]	25,000,000
Time Deposit--4.5%

Manufacturers & Traders Trust Company (Grand Cayman)
2.06%, 8/1/08
(cost $67,000,000)	67,000,000	67,000,000
Repurchase Agreement--2.6%

Banc of America Securities LLC
2.20%, dated 7/31/08, due 8/1/08 in the amount of
$39,002,383 (fully collateralized by $41,885,827
Federal Home Loan Mortgage Corp., 5%, due
7/1/38, value $39,780,000)
(cost $39,000,000)	39,000,000	39,000,000
Total Investments (cost $1,478,285,516)	100.0%	1,478,285,516
Liabilities, Less Cash and Receivables	(.0%)	(231,827)
Net Assets	100.0%	1,478,053,689

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to $224,412,740 or 15.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 6/17/08 at a cost of $25,000,000. At July 31, 2008, the aggregate value of this security was $25,000,000 representing 1.7% of net assets and is valued at cost.
At July 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,478,285,516

Level 3 - Significant Unobservable Inputs	0

Total	1,478,285,516

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
July 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.1%	of Purchase (%)	Amount ($)	Value ($)

8/7/08	1.65	92,100,000	92,074,793
8/14/08	1.38	111,700,000	111,644,484
8/21/08	1.61	14,000,000	13,987,522
8/28/08	1.66	50,000,000	49,937,750
9/4/08	1.47	158,990,000	158,770,582
9/11/08	1.44	19,125,000	19,093,853
9/18/08	1.80	50,000,000	49,880,667
10/2/08	1.51	86,000,000	85,777,850
10/9/08	1.63	42,000,000	41,869,590
10/30/08	1.67	50,000,000	49,792,500
11/28/08	1.96	50,000,000	49,679,361
12/11/08	1.71	63,000,000	62,607,300
12/18/08	1.90	6,000,000	5,956,447
12/26/08	1.81	62,000,000	61,544,300
Total Investments (cost $852,616,999)		100.1%	852,616,999
Liabilities, Less Cash and Receivables		(.1%)	(530,717)
Net Assets		100.0%	852,086,282

At July 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	852,616,999

Level 3 - Significant Unobservable Inputs

Total	852,616,999

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer
J. David Officer
President

Date: Thursday, September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date: Thursday, September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date: Thursday, September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)